Risks and Financial Instruments - Changes in exchange rate (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Scenario I [member]
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps	R$ 372,022	R$ 198,138
Debts/firm commitments in dollars	(372,019)	(198,130)
Net effect	3	8
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps	(65)	(97)
Gross margin of Oxiteno	65	97
Net effect	0	0
Options
Gross margin of Oxiteno	7,641
Net effect	7,641
Interest rate swap (in Brazilian Reais) - Debentures-CRA
Fixed rate swap - CDI	(311,993)	13,691
Fixed rate debt	311,993	(13,691)
Net effect	0	0
Scenario II [member]
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps	1,039,669	690,432
Debts/firm commitments in dollars	(1,039,661)	(690,415)
Net effect	8	17
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps	8,545	7,486
Gross margin of Oxiteno	(8,545)	(7,486)
Net effect	0	0
Options
Options Real / U.S. Dollar swaps	97,938
Gross margin of Oxiteno	(138,993)
Net effect	(41,055)
Interest rate swap (in Brazilian Reais) - Debentures-CRA
Fixed rate swap - CDI	(254,409)	95,292
Fixed rate debt	254,409	(95,292)
Net effect	0	0
Scenario III [member]
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps	1,707,316	1,182,726
Debts/firm commitments in dollars	(1,707,303)	(1,182,700)
Net effect	13	26
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps	17,154	15,069
Gross margin of Oxiteno	(17,154)	(15,069)
Net effect	0	0
Options
Options Real / U.S. Dollar swaps	244,572
Gross margin of Oxiteno	(285,627)
Net effect	(41,055)
Interest rate swap (in Brazilian Reais) - Debentures-CRA
Fixed rate swap - CDI	(188,047)	192,204
Fixed rate debt	188,047	(192,204)
Net effect	R$ 0	R$ 0